Taxes on Income - Reconciliation of Theoretical Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	$ 39,100	$ 46,340	$ (45,916)
Theoretical tax expense (benefit) on the above amount	10,362	11,585	(11,479)
Different tax rates arising from approved enterprises	1,278	(1,365)	(2,495)
Income tax expense associated with unapproved enterprises	11,640	10,220	(13,974)
Different tax rates applicable to non-Israeli subsidiaries	(5,784)	(199)	(9,141)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	228	(443)	(173)
Deferred taxes on losses for which valuation allowance was provided			(1,529)
Other	(131)	716	(254)
Net change in valuation allowance	(2,535)	(3,367)	25,527
Actual tax expense	3,419	6,927	456
Income (loss) from continuing operations before taxes on income	39,100	46,340	(45,916)
Israel [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	(7,746)	4,390	(3,885)
Income (loss) from continuing operations before taxes on income	(7,746)	4,390	(3,885)
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	46,846	41,950	(42,031)
Income (loss) from continuing operations before taxes on income	$ 46,846	$ 41,950	$ (42,031)